Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Truck and Other	Dec. 31, 2010 Truck and Other	Dec. 31, 2011 Truck and Other Building and Building Improvements Year	Dec. 31, 2011 Truck and Other Machinery Equipment And Production Tooling Year
Property, Plant and Equipment [Line Items]
Useful life, minimum (in years)						10	3
Useful life, maximum (in years)						40	12
Land				$ 211.6	$ 200.7
Buildings and improvements				938.7	940.3
Machinery, equipment and production tooling				2,387.9	2,335.2
Construction in progress				552.2	176.0
Property, Plant and Equipment, Gross, Total				4,090.4	3,652.2
Less allowance for depreciation				(2,117.1)	(1,978.5)
Property, plant and equipment, net	$ 1,973.3	$ 1,673.7	$ 1,757.7	$ 1,973.3	$ 1,673.7